CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	Total	Common Stock Activities [Member]	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total URS Stockholders' Equity	Noncontrolling Interests
Beginning Balances at Jan. 01, 2010	$ 3,950.5	$ 0.9	$ (83.8)	$ 2,884.9	$ (49.2)	$ 1,153.1	$ 3,905.9	$ 44.6
Beginning Balances (in shares) at Jan. 01, 2010		84.0
Employee stock purchases and exercises of stock options	11.3			11.3			11.3
Employee stock purchases and exercises of stock options (in shares)		0.3
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards	(17.1)			(17.1)			(17.1)
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards (in shares)		(0.3)
Stock-based compensation	44.0			44.0			44.0
Stock-based compensation (in shares)		0.9
Excess tax benefits from stock-based compensation	1.2			1.2			1.2
Foreign currency translation adjustments, net of tax	8.8				8.8		8.8
Pension and post-retirement related adjustments, net of tax	(0.7)				(0.7)		(0.7)
Interest rate swap, net of tax	4.2				4.2		4.2
Repurchases of common stock	(128.3)		(128.3)				(128.3)
Repurchases of common stock (in shares)		(3.0)
Newly consolidated joint ventures	41.0							41.0
Distributions to noncontrolling interests	(107.2)							(107.2)
Contributions and advances from noncontrolling interests	7.6							7.6
Other transactions with noncontrolling interests	(0.5)							(0.5)
Net income (loss) including noncontrolling interests	386.2					287.9	287.9	98.3
Ending Balances at Dec. 31, 2010	4,201.0	0.9	(212.1)	2,924.3	(36.9)	1,441.0	4,117.2	83.8
Ending Balances (in shares) at Dec. 31, 2010		81.9
Employee stock purchases and exercises of stock options	11.7			11.7			11.7
Employee stock purchases and exercises of stock options (in shares)		0.3
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards	(15.3)			(15.3)			(15.3)
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards (in shares)		(0.3)
Stock-based compensation	45.3			45.3			45.3
Stock-based compensation (in shares)		0.8
Excess tax benefits from stock-based compensation	0.8			0.8			0.8
Foreign currency translation adjustments, net of tax	(11.2)				(11.2)		(11.2)
Pension and post-retirement related adjustments, net of tax	(62.7)				(62.7)		(62.7)
Repurchases of common stock	(242.8)		(242.8)				(242.8)
Repurchases of common stock (in shares)		(6.0)
Distributions to noncontrolling interests	(111.7)							(111.7)
Contributions and advances from noncontrolling interests	6.9							6.9
Other transactions with noncontrolling interests	(0.3)							(0.3)
Net income (loss) including noncontrolling interests	(337.3)					(465.8)	(465.8)	128.5
Ending Balances at Dec. 30, 2011	3,484.4	0.9	(454.9)	2,966.8	(110.8)	975.2	3,377.2	107.2
Ending Balances (in shares) at Dec. 30, 2011	76.7	76.7
Employee stock purchases and exercises of stock options	8.9			8.9			8.9
Employee stock purchases and exercises of stock options (in shares)		0.3
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards	(15.5)			(15.5)			(15.5)
Stock repurchased in connection with exercises of stock options and vesting of restricted stock awards (in shares)		(0.4)
Stock-based compensation	43.6			43.6			43.6
Stock-based compensation (in shares)		1.2
Excess tax benefits from stock-based compensation	0.1			0.1			0.1
Foreign currency translation adjustments, net of tax	24.8				24.8		24.8
Pension and post-retirement related adjustments, net of tax	(26.6)				(26.6)		(26.6)
Loss on derivative instruments, net of tax	(0.6)				(0.6)		(0.6)
Repurchases of common stock	(40.0)		(40.0)				(40.0)
Repurchases of common stock (in shares)		(1.0)
Cash dividends declared	(61.4)					(61.4)	(61.4)
Noncontrolling interests from an acquisition	2.0							2.0
Distributions to noncontrolling interests	(83.8)							(83.8)
Contributions and advances from noncontrolling interests	1.2							1.2
Other transactions with noncontrolling interests	0.1							0.1
Net income (loss) including noncontrolling interests	425.8					310.6	310.6	115.2
Ending Balances at Dec. 28, 2012	$ 3,763.0	$ 0.9	$ (494.9)	$ 3,003.9	$ (113.2)	$ 1,224.4	$ 3,621.1	$ 141.9
Ending Balances (in shares) at Dec. 28, 2012	76.8	76.8